VALUE OF BUSINESS ACQUIRED (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013
Value Of Business Acquired [Line Items]
Gross Carrying Amount	$ 416	$ 416
Accumulated Amortization and Other	(409)	(398)
Net	7	18
Total amortization	10	11	(13)
Amortization Of Value Of Business Acquired VOBA Low End Range	0
Amortization Of Value Of Business Acquired VOBA High End Range	1
Protective Life [Member]
Value Of Business Acquired [Line Items]
Net				$ 117